Transactions with Related Parties-Shanghai Costamare Ship Management Co Ltd (Detail)	Jun. 30, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%
SCSC CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%